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FirstMerit Equity Fund

A Portfolio of FirstMerit Funds

SEMI-ANNUAL REPORT

May 31, 2002

Not FDIC Insured        May Lose Value      No Bank Guarantee

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I'm pleased to present the Semi-Annual Report to Shareholders of FirstMerit Equity Fund, a portfolio of FirstMerit Funds, for the six-month period from December 1, 2001 through May 31, 2002. The report begins with a brief commentary on the stock market from the fund's portfolio manager. Following the commentary are a complete listing of the fund's investments and its financial statements.

FirstMerit Equity Fund invests in a diversified portfolio of high-quality stocks across the industrial spectrum. Many of the fund's holdings include prominent, "household name" companies whose products and services you use every day.

In a difficult environment for stocks during the reporting period that saw a decline in the value of the fund's holdings, FirstMerit Equity Fund produced a six-month total return of (16.17)%, or (20.77)% adjusted for the 5.50% sales charge.1 At the end of the reporting period, fund's net assets totaled $52.3 million.

Thank you for your patience in a continued volatile period for stocks. As the economic signs seem to warrant a degree of optimism, we keep our focus on the long term, and look forward to helping you make the most of your opportunities in an improved investment environment.

Sincerely,

/s/Peter J. Germain
Peter J. Germain
President
July 15, 2002

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

Today, with accounting frauds, terrorist attacks, and questions of management integrity infecting our capitalist institutions, it may be helpful to remember that the Chinese character for crisis is the combination of two separate characters that mean "danger" and "opportunity". We continue to look for the opportunities and do our best to avoid the dangers of equity ownership.

We find opportunities in the defense industry and have added Raytheon to the portfolio; they are the leader in networking the battlefield. In the industrial field, Rockwell Automation is working to network the factory floor just as the office has already been networked. Substantial incremental increases in productivity will flow from their effort at any company that uses Rockwell's network. In addition, we find opportunities in the utility field with Duke Energy Corp. They should benefit from gaining market share in the energy merchant field because of the difficulties of the balance of the industry. Their investment grade rating gives them a competitive advantage.

We have maintained a broadly diversified structure. The industry weightings include Capital Goods 10.4%, Consumer Cyclical 16.4%, Consumer Staples 4.9%, Energy 6.4%, Financials 9.6%, Health Care 22.3%, Technology 22.9%, Transportation 2.3%, and Utilities 1.2%.

With time, the crisis of confidence will be replaced by the fulfillment of opportunities. The economy has begun an expansion and earnings are beginning to increase. As this process continues, equities will begin to perform along with the economy. We believe the fund is properly positioned to benefit from this ongoing process.

/s/ Wesley C. Meinerding

Wesley C. Meinerding
Vice President and Trust Officer
FirstMerit Bank, N.A.

Portfolio of Investments

May 31, 2002 (unaudited)

Shares			Value
		COMMON STOCKS--96.4%
		Capital Goods--10.4%
40,000		Emerson Electric Co.	$2,314,000
58,600		General Electric Co.	1,824,804
40,000		Rockwell Automation, Inc.	877,600
20,000		Tyco International Ltd.	439,000

		Total	5,455,404

		Consumer Cyclical--16.4%
20,000		Automatic Data Processing, Inc.	1,038,400
20,000	[1]	Bed Bath & Beyond, Inc.	686,000
59,250	[1]	Best Buy Co., Inc.	2,737,350
46,500		Home Depot, Inc.	1,938,585
20,000		Nike, Inc., Class B	1,075,000
20,000		Wal-Mart Stores, Inc.	1,082,000

		Total	8,557,335

		Consumer Staples--4.9%
20,000		PepsiCo, Inc.	1,039,600
17,000		Procter & Gamble Co.	1,522,350

		Total	2,561,950

		Energy--6.4%
26,000		Exxon Mobil Corp.	1,038,180
60,000		Transocean, Inc.	2,290,200

		Total	3,328,380

		Financials--9.6%
31,639		American International Group, Inc.	2,118,864
32,000		Citigroup, Inc.	1,381,760
20,000		Merrill Lynch & Co., Inc.	814,200
60,000		Schwab (Charles) Corp.	725,400

		Total	5,040,224

		Health Care--22.3%
20,000	[1]	Affymetrix, Inc.	479,000
49,500	[1]	Amgen, Inc.	2,357,685
30,000	[1]	Forest Laboratories, Inc.	2,214,900
17,500		Johnson & Johnson	1,073,625
32,000		Medtronic, Inc.	1,476,800
70,500		Pfizer, Inc.	2,439,300
29,000		Wyeth	1,609,500

		Total	11,650,810

		Technology--22.9%
40,000	[1]	Applied Materials, Inc.	887,200
25,000	[1]	BEA Systems, Inc.	269,000
40,000	[1]	Brocade Communications Systems, Inc.	786,000
125,000	[1]	Cisco Systems, Inc.	1,972,500
36,000	[1]	Corning, Inc.	172,800
48,000	[1]	EMC Corp. Mass.	348,000
10,000		IBM Corp.	804,500
68,000	[1]	Intel Corp.	1,878,160
37,000	[1]	JDS Uniphase Corp.	129,870
16,000	[1]	Microsoft Corp.	814,560
40,000	[1]	Qualcomm, Inc.	1,265,600
20,000		Raytheon Co.	884,000
40,000		Texas Instruments, Inc.	1,146,800
28,000	[1]	Veritas Software Corp.	634,760

		Total	11,993,750

		Transportation--2.3%
20,000		United Parcel Service, Inc.	1,207,600

		Utilities--1.2%
20,000		Duke Energy Corp.	640,200

		Total Common Stocks (identified cost $50,137,340)	50,435,653

		MUTUAL FUNDS--3.6%
1,048,716		SSGA U.S. Government Money Market Fund, Series A	1,048,716
827,907		Seven Seas Money Market Fund	827,907

		Total Mutual fund shares (at amortized cost)	1,876,623

		Total Investments (identified cost $52,013,963)[2]	$52,312,276

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $52,013,963. The net unrealized appreciation of investments on a federal tax basis amounts to $298,313 which is comprised of $14,997,054 appreciation and $14,698,741 depreciation at May 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($52,324,639) at May 31, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $52,013,963)		$52,312,276
Income receivable		63,277

Total assets		52,375,553

Liabilities:
Payable for adviser fee	$34,291
Payable for shareholder services fee	11,427
Payable for portfolio accounting fees	3,840
Accrued expenses	1,356

Total liabilities		50,914

Net assets for 3,696,701 shares outstanding		$52,324,639

Net Assets Consist of:
Paid in capital		$58,031,797
Net unrealized appreciation of investments		298,313
Accumulated net realized loss on investments		(5,782,375)
Net operating loss		(223,096)

Total Net Assets		$52,324,639

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($52,324,639 / 3,696,701 shares outstanding)		$14.15

Offering Price Per Share (100/94.50 of $14.15)1		$14.97

Redemption Proceeds Per Share		$14.15

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2002 (unaudited)

Investment Income:
Dividends		$195,700
Interest		10,483

Total income		206,183

Expenses:
Investment adviser fee	$230,060
Administrative personnel and services fee	45,158
Custodian fees	6,326
Transfer and dividend disbursing agent fees and expenses	18,265
Directors'/Trustees' fees	3,263
Auditing fees	7,478
Legal fees	1,796
Portfolio accounting fees	22,348
Shareholder services fee	76,687
Share registration costs	8,450
Printing and postage	6,359
Insurance premiums	869
Miscellaneous	2,220

Net Expenses		429,279

Net operating loss		(223,096)

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(1,766,457)
Net change in unrealized appreciation of investments		(8,614,049)

Net realized and unrealized loss on investments		(10,380,506)

Change in net assets resulting from operations		$(10,603,602)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/02	Year Ended 11/30/01
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(223,096)	$(587,225)
Net realized loss on investments	(1,766,457)	(4,015,916)
Net change in unrealized appreciation of investments	(8,614,049)	(20,301,070)

Change in net assets resulting from operations	(10,603,602)	(24,904,211)

Distributions to Shareholders:
Distributions from net realized gain on investments	--	(6,105,705)

Share Transactions:
Proceeds from sale of shares	2,043,164	10,990,264
Net asset value of shares issued to shareholders in payment of distributions declared	--	6,087,456
Cost of shares redeemed	(8,819,115)	(8,899,888)

Change in net assets resulting from share transactions	(6,775,951)	8,177,832

Change in net assets	(17,379,553)	(22,832,084)

Net Assets:
Beginning of period	69,704,192	92,536,276

End of period	$52,324,639	$69,704,192

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2002	Year Ended November 30,
		2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$16.88	$24.27	$26.08	$19.71	$17.69	$15.14
Income From Investment Operations:
Net investment income (net operating loss)	(0.06)	0.00 [1]	0.00 [1]	(0.06)	0.01	0.04
Net realized and unrealized gain (loss) on investments	(2.67)	(5.79)	(0.51)	7.08	2.97	3.19

TOTAL FROM INVESTMENT OPERATIONS	(2.73)	(5.79)	(0.51)	7.02	2.98	3.23

Less Distributions:
Distributions from net investment income	--	--	--	(0.00)[1]	(0.01)	(0.04)
Distributions from net realized gain on investments	--	(1.60)	(1.30)	(0.65)	(0.95)	(0.64)

TOTAL FROM DISTRIBUTIONS	--	(1.60)	(1.30)	(0.65)	(0.96)	(0.68)

Net Asset Value, End of Period	$14.15	$16.88	$24.27	$26.08	$19.71	$17.69

Total Return[2]	(16.17)%	(25.95)%	(2.51)%	36.49%	18.09%	22.34%

Ratios to Average Net Assets:
Expenses	1.40%[3]	1.35%	1.09%	1.05%	1.03%	1.11%
Net investment income (net operating loss)	(0.73)%[3]	(0.76)%	(0.64)%	(0.26)%	0.08%	0.24%
Expense waiver/reimbursement[4]	--	--	0.00%[5]	0.05%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$52,325	$69,704	$92,536	$78,638	$58,321	$48,889
Portfolio turnover	22%	12%	18%	28%	30%	44%

1 Amount represents less than $0.01 per share.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

5 Amount does not round to 0.01%.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2002 (unaudited)

ORGANIZATION

FirstMerit Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of FirstMerit Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to achieve capital appreciation.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At November 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $4,015,916, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 5/31/2002	Year Ended 11/30/2001
Shares sold	130,254	558,683
Shares issued to shareholders in payment of distributions declared	--	246,456
Shares redeemed	(563,924)	(487,033)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(433,670)	318,106

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

FirstMerit Advisers, Inc., a wholly owned subsidiary of FirstMerit Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate net assets of the Trust for the period.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund is permitted to compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan, which provides for a fee of up to 0.25% of average daily net assets of the Fund, has not been activated since its adoption and accordingly, the Fund is not obligated to accrue or waive the distribution (12b-1) fees under this Plan. The Fund has no present intention of paying or accruing the distribution (12b-1) fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended May 31, 2002, were as follows:

Purchases	$12,842,814
Sales	$20,876,600

Subsequent Event

On May 17, 2002, the Trustees of the Fund approved a proposal to reorganize the Fund into the Federated Capital Appreciation Fund (the "Acquiring Fund"), subject to shareholder approval and the satisfaction of certain other conditions. If shareholders of the Fund approve the proposal, all of the assets of the Fund will be transferred to the Acquiring Fund and shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares.

Shareholders of the Fund are scheduled to vote on the proposal at a special meeting of shareholders to be held on August 15, 2002. If approved at the special meeting, the reorganization is proposed to take place on August 16, 2002.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning each Fund's objective and policies, management fees, expenses and other information.

FirstMerit Equity Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7010
1-800-341-7400

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6224
Cusip 337944102

G01234-01 (7/02)

[Logo of FirstMerit]

FirstMerit Government
Money Market Fund

A Portfolio Of FirstMerit Funds

SEMI-ANNUAL REPORT

May 31, 2002

Not FDIC Insured	May Lose Value	No Bank Guarantee

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of FirstMerit Government Money Market Fund, a portfolio of FirstMerit Funds, for the six-month period from December 1, 2001 through May 31, 2002. This report includes an investment review by the portfolio manager, a complete list of the fund's investments and its financial statements.

This money market fund gives you a convenient way to pursue daily income on your cash, while offering you the additional advantages of daily liquidity and stability of principal. The fund holds some of the safest investments available--short-term U.S. government obligations.

During the reporting period, the fund's portfolio of U.S. government money market securities paid dividends totaling $0.007 per share while maintaining a stable share value of $1.00.1 The fund's net assets totaled $198.1 million on the last day of the reporting period.

Thank you for keeping your cash working on a daily basis through FirstMerit Government Money Market Fund. We'll continue to keep you up-to-date on your investment, and provide your account with the highest level of service.

Sincerely,

/s/Peter J. Germain

Peter J. Germain
President
July 15, 2002

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Investment Review

The Federal Reserve maintained the Federal Funds rate at 1.75% over the last six months. Their assessment of the economy shifted from a bias of weakness to neutral in the first quarter of the year. Anticipation of a possible tightening in response to an economic recovery caused short-term rates to move up early in the year. Fears of a slowdown or double-dip recession moved short rates back down during the second quarter.

The FirstMerit Government Money Market Fund maintained an average maturity range of 45-65 days throughout the reporting period, investing in agency discount paper and notes. Average maturity was increased slightly in May as signs of an economic slowdown removed much of the threat of a Fed rate increase in 2002. The agency discount market offered attractive yields versus treasuries throughout the period.

/s/Jeff A. Doerfler

Jeff A. Doerfler
Trust Officer & Portfolio Manager
FirstMerit Bank, N.A.

Portfolio of Investments

May 31, 2002 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--99.9%
		Federal Farm Credit Bank Discount Note--7.5%
$15,000,000	[1]	1.760% - 1.830%, 6/18/2002 - 6/27/2002	$14,985,003

		Federal Farm Credit Bank--40.4%
80,000,000		1.800% - 2.200%, 6/3/2002 - 11/1/2002	80,000,000

		Federal Home Loan Bank Discount Note--52.0%
103,181,000	[1]	1.660% - 3.370%, 6/3/2002 - 10/30/2002	102,960,031

		TOTAL INVESTMENTS (AT AMORTIZED COST)[2]	$197,945,034

1 Discount rate at time of purchase.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($198,125,354) at May 31, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$197,945,034
Cash		2,478
Income receivable		415,091

TOTAL ASSETS		198,362,603

Liabilities:
Income distribution payable	$226,565
Accrued expenses	10,684

TOTAL LIABILITIES		237,249

Net assets for 198,125,354 shares outstanding		$198,125,354

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$198,125,354 ÷ 198,125,354 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2002 (unaudited)

Investment Income:
Interest		$2,119,153

Expenses:
Investment adviser fee	$547,134
Administrative personnel and services fee	161,133
Custodian fees	6,258
Transfer and dividend disbursing agent fees and expenses	37,392
Directors'/Trustees' fees	2,688
Auditing fees	7,478
Legal fees	1,679
Portfolio accounting fees	27,780
Share registration costs	7,941
Printing and postage	460
Insurance premiums	1,255
Miscellaneous	2,910

Total expenses	804,108

Waiver of investment adviser fee	$(211,382)

NET EXPENSES		592,726

Net investment income		$1,526,427

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2002	Year Ended 11/30/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,526,427	$8,335,404

Distributions to Shareholders:
Distributions from net investment income	(1,526,427)	(8,335,404)

Share Transactions:
Proceeds from sale of shares	163,837,850	397,295,137
Net asset value of shares issued to shareholders in payment of distributions declared	353,401	2,512,960
Cost of shares redeemed	(179,181,885)	(386,621,571)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(14,990,634)	13,186,526

Change in net assets	(14,990,634)	13,186,526

Net Assets:
Beginning of period	213,115,988	199,929,462

End of period	$198,125,354	$213,115,988

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2002	Year Ended November 30,
		2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.04	0.06	0.04	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.01)	(0.04)	(0.06)	(0.04)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.70%	4.05%	5.69%	4.50%	4.92%	4.93%

Ratios to Average Net Assets:

Expenses	0.54%[2]	0.56%	0.56%	0.57%	0.60%	0.60%

Net investment income	1.39%[2]	3.97%	5.54%	4.44%	4.82%	4.84%

Expense waiver/ reimbursement[3]	0.19%[2]	0.20%	0.20%	0.20%	0.20%	0.20%

Supplemental Data:

Net assets, end of period (000 omitted)	$198,125	$213,116	$199,929	$201,428	$134,989	$123,165

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2002 (unaudited)

Organization

FirstMerit Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of FirstMerit Government Money Market Fund (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal by investing in short-term U.S. government securities.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 5/31/2002	Year Ended 11/30/2001
Shares sold	163,837,850	397,295,137
Shares issued to shareholders in payment of distributions declared	353,401	2,512,960
Shares redeemed	(179,181,885)	(386,621,571)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(14,990,634)	13,186,526

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

FirstMerit Advisers, Inc., a wholly owned subsidiary of FirstMerit Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.150% to 0.075% of the average aggregate net assets of the Trust.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Subsequent Event

On May 17, 2002, the Trustees of the Fund approved a proposal to reorganize the Fund into the Automated Government Cash Reserves (the "Acquiring Fund"), subject to shareholder approval and the satisfaction of certain other conditions. If shareholders of the Fund approve the proposal, all of the assets of the Fund will be transferred to the Acquiring Fund and shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares.

Shareholders of the Fund are scheduled to vote on the proposal at a special meeting of shareholders to be held on August 15, 2002. If approved at the special meeting, the reorganization is proposed to take place on August 16, 2002.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning each Fund's objective and policies, management fees, expenses and other information.

FirstMerit Government Money Market Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7010
1-800-341-7400

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6224
Cusip 337944201

G00580-03 (7/02)